Significant accounting policies (Details 1) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Gross loans receivable		$ 101,756	$ 80,894		$ 69,186
Allowance for loan losses		(15,409)	(7,434)		(7,311)
Loans receivable, net		86,347	73,460	[1]	$ 61,875
Deficit		$ (90,784)	$ (63,627)	[1]
Loss per share		$ (0.97)	$ (1.07)	[2]	$ (0.94)	[2]
Original carrying amount, IAS 39 [Member] | January 1, 2018 [Member]
Statement Line Items [Line Items]
Gross loans receivable		$ 80,894
Allowance for loan losses		(7,434)
Loans receivable, net		73,460
Deficit		$ (63,627)
Loss per share		$ (1.07)
Transition Adjustment [Member] | January 1, 2018 [Member]
Statement Line Items [Line Items]
Gross loans receivable	[3]
Allowance for loan losses	[3]	(5,135)
Loans receivable, net	[3]	(5,135)
Deficit	[3]	$ (5,135)
Loss per share		$ (0.28)
New carrying amount, IFRS 9 [Member] | January 1, 2018 [Member]
Statement Line Items [Line Items]
Gross loans receivable		$ 80,894
Allowance for loan losses		(12,569)
Loans receivable, net		68,325
Deficit		$ (68,762)
Loss per share		$ (1.35)

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[2]	(1)The consolidated statement of comprehensive loss for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[3]	Re-measurement of the allowance for loan losses relates to the application of the ECL impairment methodology effective upon transition to IFRS 9. This adjustment was recorded to the opening deficit as at January 1, 2018.